Annual Total Returns [BarChart] - BlackRock Short Maturity Municipal Bond ETF - BlackRock Short Maturity Municipal Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	0.59%
Annual Return 2017	0.97%
Annual Return 2018	1.58%
Annual Return 2019	2.03%
Annual Return 2020	1.11%